Share-based Compensation - Summary of Stock Options and Changes (Detail) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 Long Term Incentive Plans [Member] USD ($)	Dec. 31, 2014 Management Equity Stock Option Plan [Member] EUR (€)	Dec. 31, 2014 Management Equity Stock Option Plan [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, Outstanding at January 1, 2014	10,245,818	5,401,285	2,916,205
Stock options, Granted	945,269
Stock options, Exercised	(2,759,035)	(2,485,080)
Stock options, Forfeited	(483,782)
Stock options, Expired		0
Stock options, Outstanding at December 31, 2014	7,948,270		2,916,205
Stock options, Exercisable at December 31, 2014	2,840,911		2,916,205
Weighted average exercise price, Outstanding at January 1, 2014	$ 22.82	€ 24.93
Weighted average exercise price, Granted	$ 63.48
Weighted average exercise price, Exercised	$ 19.82	€ 26.02
Weighted average exercise price, Forfeited	$ 23.39
Weighted average exercise price, Expired		€ 0
Weighted average exercise price, Outstanding at December 31, 2014	$ 28.66	€ 24.00
Weighted average exercise price, Exercisable at December 31, 2014	$ 19.98	€ 24.00
Weighted average remaining contractual term, Outstanding at December 31, 2014	7 years 9 months 18 days	3 years 8 months 12 days
Weighted average remaining contractual term, Exercisable at December 31, 2014	7 years	3 years 8 months 12 days
Aggregate intrinsic value, Outstanding at December 31, 2014	$ 379		$ 113
Aggregate intrinsic value, Exercisable at December 31, 2014	$ 160		$ 113